Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Depreciation expense	$ 7,000	$ 3,000	$ 13,000	$ 6,000	$ 21,000	$ 12,000